American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2022

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 2.4%
General Dynamics Corp.	60,309	12,795,761
Huntington Ingalls Industries, Inc.	40,037	8,868,195
Lockheed Martin Corp.	112,323	43,389,252
		65,053,208
Air Freight and Logistics — 0.7%
Expeditors International of Washington, Inc.	89,402	7,895,091
FedEx Corp.	589	87,449
United Parcel Service, Inc., Class B	67,901	10,968,727
		18,951,267
Automobiles — 2.1%
Honda Motor Co. Ltd.	573,000	12,437,408
Tesla, Inc.(1)	168,172	44,607,623
		57,045,031
Banks — 4.2%
Bank of America Corp.	403,586	12,188,297
Bank of Montreal	207,274	18,165,493
Fifth Third Bancorp	307,546	9,829,170
JPMorgan Chase & Co.	64,285	6,717,783
KeyCorp	1,331,955	21,337,919
Popular, Inc.	221,014	15,926,269
Regions Financial Corp.	568,280	11,405,380
SVB Financial Group(1)	18,252	6,128,657
Western Alliance Bancorp	205,572	13,514,303
		115,213,271
Beverages — 1.3%
Coca-Cola Co.	445,010	24,929,460
PepsiCo, Inc.	67,393	11,002,581
		35,932,041
Biotechnology — 6.0%
AbbVie, Inc.	315,133	42,294,000
Amgen, Inc.	130,795	29,481,193
Horizon Therapeutics PLC(1)	181,712	11,246,156
Regeneron Pharmaceuticals, Inc.(1)	42,746	29,446,437
Seagen, Inc.(1)	35,011	4,790,555
Vertex Pharmaceuticals, Inc.(1)	160,932	46,596,251
		163,854,592
Capital Markets — 1.9%
Cboe Global Markets, Inc.	151,694	17,804,325
Houlihan Lokey, Inc.	27,875	2,101,217
Raymond James Financial, Inc.	193,162	19,088,269
SEI Investments Co.	264,586	12,977,943
		51,971,754
Chemicals — 2.8%
CF Industries Holdings, Inc.	295,554	28,447,073
Dow, Inc.	244,727	10,750,857
Linde PLC	32,598	8,788,095
LyondellBasell Industries NV, Class A	265,211	19,965,084

Olin Corp.	156,308	6,702,487
		74,653,596
Commercial Services and Supplies — 0.7%
Waste Management, Inc.	110,561	17,712,978
Communications Equipment — 0.3%
Cisco Systems, Inc.	164,824	6,592,960
Construction and Engineering — 0.7%
MasTec, Inc.(1)	75,777	4,811,839
Quanta Services, Inc.	118,833	15,138,136
		19,949,975
Consumer Finance — 0.3%
American Express Co.	68,550	9,248,081
Distributors — 1.1%
Genuine Parts Co.	167,106	24,952,268
LKQ Corp.	125,285	5,907,188
		30,859,456
Diversified Consumer Services — 0.6%
H&R Block, Inc.	392,672	16,704,267
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	76,543	20,438,512
Electric Utilities — 0.4%
FirstEnergy Corp.	294,650	10,902,050
Entertainment — 1.4%
Electronic Arts, Inc.	206,541	23,898,859
Nintendo Co. Ltd.	342,000	13,794,322
		37,693,181
Equity Real Estate Investment Trusts (REITs) — 1.0%
Weyerhaeuser Co.	905,830	25,870,505
Food and Staples Retailing — 2.5%
Albertsons Cos., Inc., Class A	1,499,406	37,275,233
Kroger Co.	686,584	30,038,050
		67,313,283
Food Products — 2.1%
Archer-Daniels-Midland Co.	123,737	9,954,642
Hershey Co.	25,288	5,575,245
J.M. Smucker Co.	40,271	5,533,638
Mondelez International, Inc., Class A	382,051	20,947,856
Tyson Foods, Inc., Class A	239,118	15,765,050
		57,776,431
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	355,594	34,407,275
Hologic, Inc.(1)	226,425	14,608,941
		49,016,216
Health Care Providers and Services — 4.7%
AmerisourceBergen Corp.	111,642	15,108,512
Centene Corp.(1)	150,362	11,699,667
CVS Health Corp.	300,430	28,652,009
Elevance Health, Inc.	37,225	16,909,084
McKesson Corp.	111,877	38,023,636
UnitedHealth Group, Inc.	36,069	18,216,288
		128,609,196
Hotels, Restaurants and Leisure — 1.4%
Booking Holdings, Inc.(1)	4,757	7,816,750
Starbucks Corp.	177,261	14,936,012

Yum! Brands, Inc.	137,625	14,635,042
		37,387,804
Household Products — 0.8%
Clorox Co.	72,554	9,315,208
Procter & Gamble Co.	99,545	12,567,556
		21,882,764
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	276,066	6,239,092
Insurance — 1.0%
Allstate Corp.	105,283	13,110,892
Chubb Ltd.	72,034	13,101,544
		26,212,436
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A(1)	583,748	55,835,496
Alphabet, Inc., Class C(1)	526,353	50,608,841
Meta Platforms, Inc., Class A(1)	259,624	35,225,784
		141,670,121
Internet and Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)	496,509	56,105,517
IT Services — 5.1%
Accenture PLC, Class A	82,232	21,158,294
Akamai Technologies, Inc.(1)	386,634	31,054,443
Amdocs Ltd.	71,079	5,647,227
Cognizant Technology Solutions Corp., Class A	581,560	33,404,806
Fidelity National Information Services, Inc.	83,232	6,289,842
Gartner, Inc.(1)	39,944	11,052,105
International Business Machines Corp.	178,713	21,232,891
PayPal Holdings, Inc.(1)	109,996	9,467,356
		139,306,964
Life Sciences Tools and Services — 1.4%
PerkinElmer, Inc.	124,872	15,025,848
Thermo Fisher Scientific, Inc.	46,638	23,654,327
		38,680,175
Machinery — 2.1%
Caterpillar, Inc.	49,414	8,107,849
Cummins, Inc.	120,066	24,434,632
Parker-Hannifin Corp.	44,000	10,661,640
Snap-on, Inc.	63,608	12,807,471
		56,011,592
Media — 1.0%
Fox Corp., Class A	495,915	15,214,672
Sirius XM Holdings, Inc.	2,201,855	12,572,592
		27,787,264
Metals and Mining — 0.4%
Cleveland-Cliffs, Inc.(1)	67,545	909,831
Nucor Corp.	86,713	9,277,424
		10,187,255
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	45,038	3,862,459
Multiline Retail — 0.3%
Target Corp.	62,166	9,224,813
Oil, Gas and Consumable Fuels — 5.7%
BP PLC, ADR	338,107	9,652,955
ConocoPhillips	69,756	7,138,829
Devon Energy Corp.	344,544	20,717,431

Equinor ASA, ADR	663,543	21,969,909
Exxon Mobil Corp.	678,270	59,219,753
Ovintiv, Inc.	94,479	4,346,034
Pioneer Natural Resources Co.	51,660	11,185,940
Shell PLC, ADR	144,159	7,173,352
Valero Energy Corp.	121,511	12,983,450
		154,387,653
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	738,369	52,490,652
Johnson & Johnson	143,481	23,439,056
Merck & Co., Inc.	320,335	27,587,250
Pfizer, Inc.	497,700	21,779,352
Roche Holding AG	56,058	18,248,705
Takeda Pharmaceutical Co. Ltd.	375,300	9,745,709
		153,290,724
Professional Services — 1.0%
CACI International, Inc., Class A(1)	70,687	18,453,548
Robert Half International, Inc.	123,045	9,412,943
		27,866,491
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	189,491	12,792,537
Semiconductors and Semiconductor Equipment — 5.9%
Broadcom, Inc.	76,554	33,990,741
GLOBALFOUNDRIES, Inc.(1)	205,641	9,942,742
KLA Corp.	60,715	18,374,180
Microchip Technology, Inc.	206,886	12,626,253
NVIDIA Corp.	147,732	17,933,187
NXP Semiconductors NV	125,745	18,548,645
QUALCOMM, Inc.	110,470	12,480,901
STMicroelectronics NV, NY Shares	724,421	22,413,586
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	184,526	12,651,103
		158,961,338
Software — 11.3%
Atlassian Corp. PLC, Class A(1)	31,441	6,621,160
Autodesk, Inc.(1)	43,214	8,072,375
Dropbox, Inc., Class A(1)	210,827	4,368,336
Intuit, Inc.	51,813	20,068,211
Microsoft Corp.	776,268	180,792,817
Oracle Corp. (New York)	500,269	30,551,428
Palo Alto Networks, Inc.(1)	65,679	10,757,563
Salesforce, Inc.(1)	217,712	31,315,694
ServiceNow, Inc.(1)	40,363	15,241,473
		307,789,057
Specialty Retail — 1.5%
AutoZone, Inc.(1)	3,445	7,378,949
Lowe's Cos., Inc.	127,713	23,985,779
Ulta Beauty, Inc.(1)	24,001	9,628,961
		40,993,689
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	1,229,601	169,930,858
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc.	262,207	7,454,545
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	12,479,381	13,966,917
TOTAL COMMON STOCKS (Cost $2,574,835,611)		2,703,353,916

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,560	18,560
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $1,586,805), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $1,560,204)		1,559,832
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $7,960,153), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $7,805,918)		7,804,000
		9,363,832
TOTAL SHORT-TERM INVESTMENTS (Cost $9,382,392)		9,382,392
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,584,218,003)		2,712,736,308
OTHER ASSETS AND LIABILITIES — 0.2%		4,870,769
TOTAL NET ASSETS — 100.0%		$2,717,607,077

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	516	December 2022	$43,080,840	$6,278,848
S&P 500 E-Mini	119	December 2022	21,428,925	2,482,594
			$64,509,765	$8,761,442
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,635,160,855	68,193,061	—
Short-Term Investments	18,560	9,363,832	—
	2,635,179,415	77,556,893	—
Other Financial Instruments
Futures Contracts	8,761,442	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.